Expenses by Nature	12 Months Ended
Dec. 31, 2022
Expenses by Nature [Abstract]
EXPENSES BY NATURE

NOTE 15 – EXPENSES BY NATURE

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Payroll and related expenses	7,647	2,656	2,420
Professional fees	7,421	5,990	2,963
Traffic-acquisition, materials used and subcontracted work	75,455	3,248	1,128
Preparation of patents	153	471	289
Rent and office maintenance	139	158	215
Depreciation and amortization	3,188	342	116
Advertising and participation in exhibitions	1,616	1,712	133
Other	2,262	1,312	732
Amazon Fees	2,558	2,426	-
Amortization of excess purchase price of an associate	-	263	546
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	100,439	18,578	8,542